Related Party Transactions - Narrative Part 2 (Details) $ in Thousands		1 Months Ended				3 Months Ended									12 Months Ended
	Mar. 01, 2017 item	Sep. 30, 2019	Aug. 31, 2017 item	Mar. 31, 2017	Jan. 31, 2012 item	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2012 item	Dec. 31, 2009
Related Party Transaction [Line Items]
Depreciation and amortization						$ 115,242				$ 135,085					$ 504,638	$ 577,348	$ 660,460
Interest expense, net of amounts capitalized						173,976				182,340					682,506	756,690	792,436
Revenues						3,162,919	$ 3,260,287	$ 3,151,029	$ 3,148,531	3,167,782	$ 3,196,012	$ 3,122,282	$ 3,166,599	$ 3,138,000	12,727,629	12,622,893	13,362,139
Service revenue
Related Party Transaction [Line Items]
Revenues						$ 3,137,387				3,130,900					$ 12,576,470	12,436,637	13,197,994
Dish Network
Related Party Transaction [Line Items]
Required notice period for termination by the reporting entity.		90 days
100 Inverness Lease Agreement
Related Party Transaction [Line Items]
Required notice period for termination by the reporting entity.	180 days
Nimiq 5 Agreement
Related Party Transaction [Line Items]
Agreement Renewal Option Term						1 year									1 year
Depreciation and amortization						$ 9,000				9,000					$ 34,000	11,000
Interest expense, net of amounts capitalized						$ 3,000				$ 4,000					15,000	5,000
Hughes Broadband Sales Agency Agreement
Related Party Transaction [Line Items]
Required notice period for termination by the reporting entity.				90 days
Agreement term				5 years
Automatic renewal period				1 year
Broadband equipment purchased from related party															13,000	14,000	21,000
Hughes Broadband Sales Agency Agreement | Service revenue
Related Party Transaction [Line Items]
Revenues															$ 16,000	$ 20,000	$ 34,000
EchoStar | El Paso Lease Agreement | Dish Network
Related Party Transaction [Line Items]
Number of consecutive three year renewal options | item					4
Agreement Renewal Option Term					3 years
EchoStar | El Paso Lease Agreement | Dish Network
Related Party Transaction [Line Items]
Number of consecutive three year renewal options | item																		4
Agreement Renewal Option Term																		3 years
EchoStar | Professional Services Agreement | Dish Network
Related Party Transaction [Line Items]
Minimum notice period for termination of agreement																			60 days
Agreement term																			1 year
Automatic renewal period																			1 year
EchoStar | 90 Inverness Lease Agreement | Dish Network
Related Party Transaction [Line Items]
Number of consecutive three year renewal options | item	4
Agreement Renewal Option Term	3 years
EchoStar | 90 Inverness Lease Agreement | Dish Network
Related Party Transaction [Line Items]
Number of consecutive three year renewal options | item	4
EchoStar | Cheyenne Lease Agreement | Dish Network
Related Party Transaction [Line Items]
Number of successive one year renewal options | item	12
Agreement Renewal Option Term	1 year
Required notice period for termination by the reporting entity.	180 days
EchoStar | Cheyenne Lease Agreement | Dish Network
Related Party Transaction [Line Items]
Number of successive one year renewal options | item	12
Agreement Renewal Option Term	1 year
Required notice period for termination by the reporting entity.	180 days
EchoStar | Gilbert Lease Agreement | Dish Network
Related Party Transaction [Line Items]
Agreement Renewal Option Term	1 year
EchoStar | Collocation And Antenna Space Agreements
Related Party Transaction [Line Items]
Required notice period for termination by the reporting entity.	180 days
HNS | Collocation And Antenna Space Agreements
Related Party Transaction [Line Items]
Agreement Renewal Option Term		1 year
HNS | Collocation And Antenna Space Agreements | Dish Network
Related Party Transaction [Line Items]
Agreement Renewal Option Term			3 years
HNS | Collocation And Antenna Space Agreements | Dish Network | Minimum
Related Party Transaction [Line Items]
Required notice period for termination by the reporting entity.		120 days
HNS | Collocation And Antenna Space Agreements | Dish Network
Related Party Transaction [Line Items]
Number of consecutive three year renewal options | item			4
Agreement Renewal Option Term			3 years